Basis of Preparation	12 Months Ended
Dec. 31, 2023
Basis of Preparation [Abstract]
Basis of preparation

2. Basis of preparation

Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).

These consolidated financial statements were approved by the Board of Directors and the Audit Committee of the Company on April 3, 2024.

Basis of measurement

The consolidated financial statements are prepared on the historical cost basis, except for the revaluation to fair value of certain financial liabilities. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services. The principal accounting policies adopted are set out below.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date

●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

●	Level 3 inputs are unobservable inputs for the asset or liability.

Functional and reporting currency

These consolidated financial statements are presented in Swiss Francs (“CHF”), which is the Company’s functional (“functional currency”) and the Company’s reporting currency.

Going Concern

We have incurred recurring losses and negative cash flows from operations since inception and we expect to generate losses from operations for the foreseeable future primarily due to incurring research and development costs for our potential product candidates. We expect our research and development expenses to remain significant as we advance or initiate the pre-clinical and clinical development of our OligoPhore™/SemaPhore™ platforms, AM-401, AM-411 or any other product candidate. We expect our total additional cash need in 2024 to be in the range of CHF 6.5 to 7.5 million, which represents a substantial reduction compared to 2023 as we have completed the clinical development of Bentrio®, partially divested our Bentrio® business and significantly reduced headcount and expense levels.

The Board of Directors have considered the cash flow forecasts and the funding requirements of the business and continues to explore and pursue various funding opportunities, including licensing revenues and capital raises. Following the partial spin-off of the Bentrio® business, the Company intends to partner or divest also its inner therapeutic assets, notably the AM-125 development program, in order to focus on the development of its OligoPhore™/SemaPhore™ RNA delivery platform and the AM-401 and AM-411 flagship programs. The Board of Directors considers it feasible to generate CHF 8 to 10 million in funding within 12 months from the reporting date. At the date of issuing these financial statements, such plans have not yet been realized.

Our assumptions may prove to be wrong, and we may have to use our capital resources sooner than we currently expect. As is often the case with drug development companies, the ability of the consolidated entity to continue its development activities as a going concern is dependent upon it deriving sufficient cash from investors, from licensing and partnering activities, in particular the intended divestiture or partnering of the Company’s legacy assets in the fields of inner ear therapeutics and OTC consumer health products, and from other sources of revenue such as grant funding.

To the extent that we will be unable to generate sufficient cash proceeds from the planned divestiture or partnering of our legacy assets or other partnering activities, we will need substantial additional financing to meet our funding requirements. While Management and the Board of Directors continue to apply best efforts to evaluate available options, there is no guarantee that any transaction can be realized or that such transaction would generate sufficient funds to finance operations for twelve months from the issuance of these financial statements. These factors raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements have been prepared on a going concern basis, which contemplates the continuity of normal activities and realization of assets and settlement of liabilities in the normal course of business. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. The lack of a going concern assessment may negatively affect the valuation of the Company’s investments in its subsidiaries and result in a revaluation of these holdings. The Board of Directors will need to consider the interests of our creditors and take appropriate action to restructure the business if it appears that we are insolvent or likely to become insolvent.

If additional capital is not available when required, the Company may need to delay or curtail its operations until such funding is received. Various internal and external factors will affect whether and when the Company’s product candidates can be out-licensed, The length of time and cost of developing these product candidates and/or failure of them at any stage of the development process will materially affect the Company’s financial condition and future operations. Such matters are not fully within the control of the Company and thus all associated outcomes are uncertain. We also expect to continue to incur additional costs associated with operating as a public company. Additional funds may not be available on a timely basis, on favorable terms, or at all, and such funds, if raised, may not be sufficient to enable us to continue to implement our long-term business strategy. If we are not able to raise capital when needed, we could be forced to delay, reduce or eliminate our product development programs or commercialization efforts, which could materially harm our business, prospects, financial condition and operating results. This could then result in bankruptcy, or the liquidation of the Company.

2023 Reverse Share Split

The Company effected the 2023 Reverse Share Split of its common shares at a ratio of 1-for-20 on December 13, 2023. No fractional common shares were issued as fractional common shares were settled in cash. Impacted amounts and share information included in the consolidated financial statements and notes thereto have been adjusted for the reverse share split as if such reverse share split occurred on the first day of the periods presented. Certain amounts in the notes to the consolidated financial statements may be slightly different than previously reported due to rounding of fractional shares as a result of the reverse share split.

Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions of accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements are described below.

Income taxes

As disclosed in Note 25 the Company has significant tax losses in Switzerland. These tax losses represent potential value to the Company to the extent that the Company is able to create taxable profits in Switzerland prior to expiry of such losses. Tax losses may be used within 7 years from the year the losses arose.

The Company also has tax losses in the United States, 80% of which may be used for an unlimited period of time, or for a shorter time period in accordance with prevailing state law.

At December 31, 2023, the Company has not recorded any deferred tax assets in relation to these tax losses (December 31, 2022: CHF 41,430), Deferred tax assets on tax losses are only considered to the extent that they offset taxable temporary differences within the same entity. The key factors which have influenced management in arriving at this evaluation are the fact that the business is still in a development phase and the Company has not yet a history of making profits. Should management’s assessment of the likelihood of future taxable profits change, a deferred tax asset will be recorded. Income tax gain reflects the reassessment of deferred tax assets and liabilities booked in the 2023 fiscal year.

Development expenditures

The project stage forms the basis for the decision as to whether costs incurred for the Company’s development projects can be capitalized. We do not capitalize clinical development expenditures until the Company obtains regulatory approval (i.e. approval to commercially use the product), as this is considered to be essentially the first point in time where it becomes probable that future revenues can be generated. Up to 2022, direct development expenditures for the Company’s intranasal betahistine program for the treatment of vertigo (AM-125) were capitalized as the development is primarily focused on the delivery route and formulation and not the drug itself (already an approved generic) and aims to demonstrate higher bioavailability through intranasal delivery. All capitalized direct development expenditures were impaired as of December 31, 2022 based on the impairment test performed under IFRS. No development costs were capitalized in 2023.

As of each reporting date, the Company estimates the level of service performed by the vendors and the associated costs incurred for the services performed. As part of the process of preparing the Company’s financial statements, the Company is required to estimate its accrued expenses. This process involves reviewing contracts, identifying services that have been performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred for the service when it has not yet been invoiced or otherwise notified of the actual cost.

Employee benefits

The Company maintains a pension plan for all employees in Switzerland through payments to a legally independent collective foundation. This pension plan qualifies under IFRS as defined benefit pension plan.

The Company’s net obligation in respect of defined benefit plans is calculated by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods, discounting that amount and deducting the fair value of any plan assets. The Company makes relevant actuarial assumptions with regard to the discount rate, future salary increases and life expectancy.

Research and Development and Accrued Expenses

The Company records the costs associated with research, nonclinical and clinical trials, and manufacturing process development as incurred. These costs are a significant component of the Company’s research and development expenses, with a substantial portion of the Company’s on-going research and development activities being conducted by third party service providers, including contract research and manufacturing organizations.

The Company accrues for expenses resulting from obligations under agreements with contract research organizations (“CROs”), contract manufacturing organizations (“CMOs”), and other outside service providers for which payment flows do not match the periods over which materials or services are provided to the Company. Accrued expenses are recorded based on estimates of services received and efforts expended pursuant to agreements established with CROs, CMOs, and other outside service providers. These estimates are typically based on contracted amounts applied to the proportion of work performed and determined through analysis with internal personnel and external service providers as to the progress or stage of completion of the services. The Company makes significant judgments and estimates in determining the accrued expense balance in each reporting period. In the event advance payments are made to a CRO, CMO, or outside service provider, the payments will be recorded as prepayments which will be expensed as the contracted services are performed. Inputs, such as the services performed, the number of patients enrolled, or the trial duration, may vary from the Company’s estimates. As actual costs become known, the Company adjusts its prepayments and accrued expenses.